SCHEDULE OF CONVERTIBLE NOTES (Details) - USD ($)	3 Months Ended					12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Unamortized Discount and Issuance Costs beginning balance	$ 1,187				$ 11,380	$ 11,380
Convertible Notes Carrying Beginning balance	192,897			$ 390,976
Convertible Notes Carrying balance - Issuance		192,897		1,990,000	386,500
Unamortized Discount and Issuance Costs , Amortization	1,187				64,850	242,095	$ 6,566
Convertible Notes Carrying balance - Amortization				26,776	4,476
Unamortized Discount and Issuance Costs beginning balance	(1,187)				(11,380)	(11,380)
Convertible Notes Carrying balance - Conversion to equity				(2,407,752)
Unamortized Discount and Issuance Costs ending balance		1,187				1,187	11,380
Convertible Notes Carrying Ending balance	192,897	192,897			390,976	192,897
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Principal value beginning balance	192,897			440,217
Unamortized Discount and Issuance Costs beginning balance				49,241
Principal Value, Issuance		192,897		2,050,000	440,217
Unamortized Discount and Issuance Costs Issuance				$ (60,000)	$ (53,717)
Weighted Average Interest Rate Issuance		12.00%		15.10%	18.00%	12.00%
Principal Value, Amortization
Unamortized Discount and Issuance Costs , Amortization				26,776	4,476
Unamortized Discount and Issuance Costs beginning balance				(49,241)
Weighted Average Interest Rate	12.00%	12.00%			18.00%	12.00%
Principal Value, Conversion to equity				(2,490,217)
Unamortized Discount and Issuance Costs , Conversion to equity				$ 82,465
Weighted Average Interest Rate Conversion to equity				18.00%
Unamortized Discount and Issuance Costs Issuance				$ 60,000	$ 53,717
Principal value ending balance	192,897	192,897			440,217	$ 192,897
Unamortized Discount and Issuance Costs ending balance					$ 49,241